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                              FLAG INVESTORS FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                 August 4, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      FLAG INVESTORS EMERGING GROWTH FUND, INC. (the "Fund")
         1933 Act File No. 33-21119
         1940 Act File No. 811-5320
         ------------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectus and statement of additional information, dated July 31, 2000, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 19 on July 31, 2000.

If you have any questions regarding this certification, please call me at
(410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    Daniel O. Hirsch
                                    Assistant Secretary